Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Segment information [Abstract]
Disclosure of segment information by geographical segments [Text Block]
Segment areas (geographical segments):

Amounts in US$ '000	Chile	Brazil	Colombia	Peru	Argentina	Corporate	Total
2017
Revenue	32,738	34,238	263,076	-	70	-	330,122
Sale of crude oil	15,873	910	262,309	-	70	-	279,162
Sale of gas	16,865	33,328	767	-	-	-	50,960
Realized loss on commodity risk management contracts	-	-	(2,148)	-	-	-	(2,148)
Production and operating costs	(20,999)	(10,737)	(66,913)	-	(338)	-	(98,987)
Royalties	(1,314)	(3,134)	(24,236)	-	(13)	-	(28,697)
Transportation costs	(1,211)	-	(1,678)	-	(80)	-	(2,969)
Share-based payment	(170)	(39)	(248)	-	-	-	(457)
Other costs	(18,304)	(7,564)	(40,751)	-	(245)	-	(66,864)
Operating (loss) profit	(19,675)	4,434	116,290	(3,850)	(3,430)	(14,773)	78,996
Operating netback	11,222	23,540	194,013	-	(467)	-	228,308
Adjusted EBITDA	4,070	20,166	168,303	(3,505)	(2,183)	(11,075)	175,776

Depreciation	(23,730)	(10,809)	(40,010)	(139)	(159)	(38)	(74,885)
Write-off	(546)	(2,978)	(1,625)	-	(685)	-	(5,834)
Total assets	301,931	91,604	288,429	22,099	30,924	51,176	786,163

Employees (average)	102	12	164	13	88	-	379
Employees at year end	102	12	180	19	92	-	405

Amounts in US$ '000	Chile	Brazil	Colombia	Peru	Argentina	Corporate	Total
2016
Revenue	36,723	29,719	126,228	-	-	-	192,670
Sale of crude oil	18,774	688	125,731	-	-	-	145,193
Sale of gas	17,949	29,031	497	-	-	-	47,477
Realized gain on commodity risk management contracts	-	-	514	-	-	-	514
Production and operating costs	(22,169)	(8,459)	(36,607)	-	-	-	(67,235)
Royalties	(1,495)	(2,721)	(7,281)	-	-	-	(11,497)
Transportation costs	(1,170)	-	(1,111)	-	-	-	(2,281)
Share-based payment	(138)	(71)	(413)	-	-	-	(622)
Other costs	(19,366)	(5,667)	(27,802)	-	-	-	(52,835)
Operating (loss) profit	(44,969)	(645)	31,463	(3,147)	370	(11,685)	(28,613)
Operating netback	13,696	21,356	87,523	41	(378)	(91)	122,147
Adjusted EBITDA	5,159	17,487	66,921	(2,607)	1,848	(10,487)	78,321

Depreciation	(31,355)	(12,974)	(31,148)	(130)	(150)	(17)	(75,774)
Reversal of impairment losses	-	-	5,664	-	-	-	5,664
Write-off	(19,389)	(4,583)	(7,394)	-	-	-	(31,366)
Total assets	317,969	99,904	182,784	5,020	6,071	28,792	640,540

Employees (average)	102	10	138	11	80	-	341
Employees at year end	102	10	146	10	77	-	345

Amounts in US$ '000	Chile	Brazil	Colombia	Peru	Argentina	Corporate	Total
2015
Revenue	44,808	32,388	131,897	-	597	-	209,690
Sale of crude oil	29,180	955	131,897	-	597	-	162,629
Sale of gas	15,628	31,433	-	-	-	-	47,061
Production costs	(28,704)	(8,056)	(48,534)	-	(1,448)	-	(86,742)
Royalties	(1,973)	(2,998)	(8,150)	-	(34)	-	(13,155)
Transportation costs	(2,441)	-	(2,068)	-	(2)	-	(4,511)
Share-based payment	(132)	-	(234)	-	(197)	-	(563)
Other costs	(24,158)	(5,058)	(38,082)	-	(1,215)	-	(68,513)
Operating (loss) profit	(180,264)	6,639	(37,227)	(6,719)	(2,350)	(12,570)	(232,491)
Operating netback	15,254	24,393	80,355	44	(1,732)	(287)	118,027
Adjusted EBITDA	(183)	20,460	66,736	(6,520)	(684)	(6,022)	73,787

Depreciation	(39,227)	(13,568)	(52,434)	(129)	(199)	-	(105,557)
Impairment loss	(104,515)	-	(45,059)	-	-	-	(149,574)
Write-off	(25,751)	-	(4,333)	-	-	-	(30,084)
Total assets	381,143	114,974	153,071	4,287	3,181	47,143	703,799

Employees (average)	153	11	130	16	93	-	403
Employees at year end	106	12	133	11	90	-	352

Disclosure of detailed information about reconciliation of total Operating netback to total loss profit before income tax [text block]
A reconciliation of total Operating netback to total profit (loss) before income tax is provided as follows:

Amounts in US$ '000	2017	2016	2015
Operating netback	228,308	122,147	118,027
Administrative expenses	(38,937)	(32,323)	(30,590)
Geological and geophysical expenses	(13,595)	(11,503)	(13,650)
Adjusted EBITDA for reportable segments	175,776	78,321	73,787
Unrealized loss on commodity risk management contracts	(13,300)	(3,068)	-
Depreciation (a)	(74,885)	(75,774)	(105,557)
Share-based payment	(4,075)	(3,367)	(8,223)
Impairment and write-off of unsuccessful exploration efforts	(5,834)	(25,702)	(179,658)
Others (b)	1,314	977	(12,840)
Operating profit (loss)	78,996	(28,613)	(232,491)
Financial expenses	(53,511)	(36,229)	(36,924)
Financial income	2,016	2,128	1,269
Foreign exchange (loss) profit	(2,193)	13,872	(33,474)
Profit (Loss) before tax	25,308	(48,842)	(301,620)

(a)	Net of capitalised costs for oil stock included in Inventories.
(b)	In 2015 includes termination costs (see Note 36). Also includes internally capitalised costs.